Net Loss Per Common Share - Anti-dilutive Common Share Equivalents (Details) - shares	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive common share equivalents	18,677,000	2,159,000	13,493,555	5,649,932
Stock options
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive common share equivalents	2,866,000	2,159,000	1,384,984	1,004,000
Restricted Stock Units
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive common share equivalents	2,561,000	0
Warrants, each whole warrant exercisable for one share of Common Stock at an exercise price of $11.50 per share
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive common share equivalents	13,250,000	0